PENSION AND OTHER RETIREMENTS BENEFITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Funded Status of Company's Defined Benefit Pension Plans
The following table reconciles the funded status of the Company’s defined benefit pension plans (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Accumulated benefit obligations	$41,112	$39,792	$37,847
Changes in projected benefit obligations:
Projected benefit obligations at beginning of year	$39,879	$37,854	$34,000
Service cost	94	41	692
Interest cost	545	593	1,410
Actuarial loss	1,568	1,826	5,236
Benefits paid	(974)	(435)	(1,019)
Liability gain due to curtailment	—	—	(2,465)
Projected benefit obligations at end of year	41,112	39,879	37,854
Change in plans’ assets:
Fair value of plans’ assets at beginning of year	30,674	30,213	25,800
Actual returns on plans’ assets	3,195	732	5,112
Employee contributions	163	163	320
Benefits paid	(974)	(434)	(1,019)
Fair value of plans’ assets at end of year	33,058	30,674	30,213
Net pension liability	$(8,054)	$(9,205)	$(7,641)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the Company’s consolidated and combined balance sheets consisted of (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Other assets	$2,238	$512	$1,375
Accrued expenses and other current liabilities	(374)	(373)	(370)
Other liabilities	(9,918)	(9,344)	(8,646)
Net amount recognized	$(8,054)	$(9,205)	$(7,641)

Schedule of Net Periodic Benefit Cost Not yet Recognized
Amounts recognized in accumulated other comprehensive income (loss), net of tax, which have not yet been recognized as a component of net periodic pension expense for the Company’s funded defined benefit pension plans, are as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Prior service cost	$—	$169	$201
Net actuarial (gain) loss	(620)	13,997	12,362
	$(620)	$14,166	$12,563

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The components of the changes in unrecognized amounts included in pension obligation, net in other comprehensive income (loss) for the Company’s defined benefit pension plans were as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Net actuarial (gain) loss	$—	$1,912	$(879)
Prior service credit	—	—	(316)
Amortization of prior service costs	—	(33)	(149)
Amortization of actuarial loss	—	(276)	(1,332)
Total (gain) loss recognized in other comprehensive income	$—	$1,603	$(2,676)

Components of Net Periodic Benefit (Credit) Expense
The components of net periodic benefit (credit) cost for the Company’s defined benefit pension plans for the Successor and Predecessor were as follows (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Service cost	$16	$14
Interest cost	259	51
Expected return on plan assets	(399)	—
Recognized actuarial loss	9	40
Net periodic benefit (credit) cost	$(115)	$105
Net periodic benefit (credit) cost is reflected in the Company’s consolidated financial statements as follows for the Successor and Predecessor periods presented (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Selling, general and administrative expense	$16	$14
Other income, net	(131)	91
Net periodic benefit (credit) cost	$(115)	$105

The components of net periodic benefit (credit) cost for the Company’s defined benefit pension plans for the Successor and Predecessor were as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Service cost	$94	$41	$692	$864
Interest cost	545	593	1,410	1,320
Expected return on plan assets	(783)	(817)	(1,462)	(1,507)
Amortization of prior service cost	—	33	149	149
Amortization of net actuarial loss	—	276	1,332	1,344
Settlement/curtailment expense	(25)	—	317	—
Net periodic benefit (credit) cost	$(169)	$126	$2,438	$2,170
Net periodic benefit (credit) cost is reflected in the Company’s consolidated and combined financial statements as follows for the Successor and Predecessor periods presented (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Cost of Goods Sold	$—	$—	$614	$500
Selling, general and administrative expense	69	41	1,824	1,670
Other (expense) income, net	(238)	85	—	—
Net periodic benefit (credit) cost	$(169)	$126	$2,438	$2,170

Schedule of Assumptions for Benefit Obligations	The following assumptions were used to determine the benefit obligation at year end and net periodic benefit (credit) cost during the year for the Company’s funded defined benefit pension plan:

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	2.61%	2.85%	3.25%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.85%	3.25%	4.25%
Expected long-term rate of return on plan assets	5.25%	5.50%	5.75%
Rate of compensation increase	—%	—%	3.50%
The following assumptions were used to determine the benefit obligation at year end and net periodic benefit (credit) cost during the year for the Company’s unfunded supplemental defined benefit pension plan:

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	2.42%	2.64%	3.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.64%	3.25%	4.25%
Rate of compensation increase	3.50%	3.50%	3.50%

Schedule of Target Allocation and Fair Value of Plan Assets
The plan currently has the following target ranges for these asset classes as shown below. The ranges are intended to allow flexibility for allocating assets and rebalancing as needed depending on changes in market values and the investment environment. The strategy utilized is regularly reviewed by the plan’s investment committee, which may decide to make adjustments to the allocations when allocations fall outside the asset class range.

Target Ranges
Asset classes:
Cash equivalents and other	0% - 17%
Fixed income securities	45% - 100%
Equity securities	0% - 28%
The following tables set forth, by category, the Company’s pension plan assets as of December 31, 2020 and December 31, 2019, using the fair value hierarchy established under ASC Topic 820 and as described in Note 8. The fair value hierarchy in the tables excludes certain investments which are valued using Net Asset Value (“NAV”) as a practical expedient (in thousands):

	Pension Plan Assets as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Pension plan assets measured at fair value:
Cash and cash equivalents	$419	$—	$—	$419
Mutual funds	5,374	442	—	5,816
U.S. Government securities	—	3,087	—	3,087
Municipal/provincial bonds	—	296	—	296
Corporate bonds	—	13,408	—	13,408
Total pension plan assets measured at fair value	$5,793	$17,233	$—	$23,026

Pension plan assets measured at NAV as a practical expedient (1)				10,032
Total pension plan assets				$33,058

(1)    Certain common/collective trusts, investments in private equity funds and investments in real estate funds that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total value of plan assets.

	Pension Plan Assets as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Pension plan assets measured at fair value:
Cash and cash equivalents	$398	$—	$—	$398
Mutual funds	4,996	457	—	5,453
U.S. Government securities	—	2,697	—	2,697
Municipal/provincial bonds	—	322	—	322
Corporate bonds	—	12,578	—	12,578
Total pension plan assets measured at fair value	$5,394	$16,054	$—	21,448

Pension plan assets measured at NAV as a practical expedient (1)				8,765
Total pension plan assets				$30,213

(1)    Certain common/collective trusts, investments in private equity funds and investments in real estate funds that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total value of plan assets.

Schedule of Projected Benefit Payments	The projected benefit payments for the funded qualified and unfunded non-qualified defined benefit pension plans are as follows (in thousands):

	Qualified Pension Plan	Non-qualified Pension Plans
2021	$968	$374
2022	1,090	387
2023	1,235	502
2024	1,495	511
2025	1,233	517
2026-2030	7,233	2,920